Share-Based Compensation - Schedule of Tier II Equity Awards Exchanged for Restricted Shares of Common Stock (Detail) (Promote Plan [member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested awards	7,463,839
Nonvested awards	11,195,791
Shares outstanding	18,659,630
Tier II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Tier II awards exchanged for vested shares and unvested restricted shares of common stock	223,864,424
Nonvested awards	0	229,047,118
Tier II [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Tier II awards exchanged for vested shares and unvested restricted shares of common stock	89,545,770
Tier II [Member] | Shares that have not vested.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Tier II awards exchanged for vested shares and unvested restricted shares of common stock	134,318,654